PROVISIONS - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Long service leave	$ 6,092	$ 6,356
Current provision for long service leave	$ 5,329	$ 5,187
Bottom of range | Environmental rehabilitation provision
Disclosure of other provisions [line items]
Discount rate used in estimating environmental provision	1.83%	1.59%
Inflation rate	2.00%	2.00%
Top of range | Environmental rehabilitation provision
Disclosure of other provisions [line items]
Discount rate used in estimating environmental provision	2.32%	2.61%
Inflation rate	3.00%	3.00%